4A. ACQUISITION OF DOLPHIN FILMS, INC. (Details 1) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Production	$ 2,694,096	$ 4,000	$ 3,226,962	$ 4,157		$ 9,367,222	$ 3,031,073
Total revenue	7,831,652	7,750	8,364,518	25,185		9,395,625	3,100,834
Expenses:
Direct costs	2,070,529	0	2,500,772	2,429		10,661,241	2,587,257
Selling, general and administrative	1,020,807	523,014	1,213,400	562,576		1,245,689	1,845,088
Legal and professional	621,369	394,358	997,434	967,531		2,405,754	2,392,556
Payroll	3,466,157	363,756	3,802,511	751,202		1,462,589	1,435,765
Loss before other income (expense)	93,580	(1,273,378)	(779,092)	(2,258,553)		(17,702,264)	(5,373,132)
Other Income/(Expense)
Other income	(16,000)	0	(16,000)	9,660		9,660	96,302
Interest expense	(396,864)	(1,778,111)	(849,001)	(3,155,076)		(4,241,841)	(3,559,532)
Net loss	(1,558,185)	(7,703,932)	3,402,623	(11,247,780)		(37,189,679)	(8,836,362)
Net Income attributable to non- controlling interest	0	937	0	5,257		0	17,440
Net loss attributable to Dolphin Films, Inc.	(1,558,185)	$ (7,704,869)	3,402,623	(11,253,037)		0	(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.							(4,067,461)
Net loss	$ 1,558,185		$ 3,402,623	$ (11,247,780)	$ (8,836,362)	$ (37,189,679)	$ (8,836,362)
Basic and Diluted Loss per Share						$ (9.67)	$ (4.32)
Weighted average number of shares used in share calculation						4,389,097	2,047,309
Dolphin Digital Media, Inc
Revenues:
Production							$ 2,929,518
Membership							69,761
Total revenue							2,999,279
Expenses:
Direct costs							2,290,645
Impairment of deferred production costs							0
Selling, general and administrative							2,478,794
Legal and professional							0
Payroll							1,435,765
Loss before other income (expense)							(3,205,925)
Other Income/(Expense)
Other income							96,302
Interest expense							(940,398)
Net loss							(4,050,021)
Net Income attributable to non- controlling interest							17,440
Net loss attributable to Dolphin Films, Inc.							0
Net Loss attributable to Dolphin Digital Media, Inc.							(4,067,461)
Net loss							$ (4,050,021)
Basic and Diluted Loss per Share							$ (1.98)
Weighted average number of shares used in share calculation							2,047,309
Dolphin Films, Inc. (unaudited)
Revenues:
Production							$ 101,555
Membership							0
Total revenue							101,555
Expenses:
Direct costs							296,612
Impairment of deferred production costs							213,300
Selling, general and administrative							341,772
Legal and professional							1,417,078
Payroll							0
Loss before other income (expense)							(2,167,207)
Other Income/(Expense)
Other income							0
Interest expense							(2,619,134)
Net loss							(4,786,341)
Net Income attributable to non- controlling interest							0
Net loss attributable to Dolphin Films, Inc.							(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.							0
Net loss							(4,786,341)
Acquisition Adjustments
Expenses:
Selling, general and administrative							(975,478)
Legal and professional							975,478
Other Income/(Expense)
Net loss							$ 0